Taxation - Reconciliation - after adoption of ASU 2023-09 (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount
Income tax expenses at PRC statutory income tax rate-25%	¥ 352,178	¥ 222,854	¥ 51,369
Foreign tax effects	3,111
Nontaxable or nondeductible item	(377,892)
Preferential income tax rate	(377,941)
Additional deduction for research and development expenses	(2,240)	(6,075)	(16,323)
Share-based payment awards	1,004
Others	1,285
Changes in valuation allowance	(6,226)	(13,260)	(27,801)
Withholding income tax	130,000
Income tax expense	¥ 101,171	¥ 25,568	¥ 291
Tax Jurisdiction of Domicile [Extensible Enumeration]	CHINA
Effective Income Tax Rate Reconciliation, Percent
Income tax expenses at PRC statutory income tax rate-25%	25.00%	25.00%	25.00%
Foreign tax effects	0.20%
Nontaxable or nondeductible items	(26.80%)
Preferential income tax rate	(26.80%)
Additional deduction for research and development expenses	(0.20%)
Share-based payment awards	0.10%
Others	0.10%
Changes in valuation allowances	(0.40%)
Withholding income tax	9.20%
Income tax expense	7.20%